Line of Credit (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Schedule of line of credit
	Outstanding Balances as of
	September 30, 2018	December 31, 2017
Revolving Note	-	44,996
	$-	$44,996

	Outstanding Balances as of
	December 31, 2017	December 31, 2016
Revolving Note	44,996	203,988
Factoring Agreement	-	31,153
	$44,996	$235,141